ONEOK PARTNERS (Tables)	12 Months Ended
Dec. 31, 2016
Related Party Transaction [Line Items]
ONEOK Partners Transactions
Ownership Interest in ONEOK Partners - Our ownership interest in ONEOK Partners is shown in the table below as of December 31, 2016:

General partner interest	2.0%
Limited partner interest (a)	39.2%
Total ownership interest	41.2%
(a) - Represents 41.3 million common units and approximately 73.0 million Class B units, which are convertible, at our option, into common units.

Schedule of Consolidated Variable Interest Entity Assets and Liabilities [Table Text Block]
The following table shows the carrying amount and classification of ONEOK Partners’ assets and liabilities in our Consolidated Balance Sheets:

	December 31,	December 31,
	2016	2015
	(Thousands of dollars)
Assets
Total current assets	$1,174,245	$883,164
Net property, plant and equipment	12,462,692	12,256,791
Total investments and other assets	1,832,410	1,787,631
Total assets	$15,469,347	$14,927,586
Liabilities
Total current liabilities	$2,824,376	$1,580,300
Long-term debt, excluding current maturities	6,291,307	6,695,312
Total deferred credits and other liabilities	175,844	154,631
Total liabilities	$9,291,527	$8,430,243

ONEOK Partners' Distributions Paid
The following table shows ONEOK Partners’ distributions paid during the periods indicated:

	Years Ended December 31,
	2016	2015	2014
	(Thousands, except per unit amounts)
Distribution per unit	$3.16	$3.16	$3.01

General partner distributions	$26,640	$24,610	$21,044
Incentive distributions	402,152	371,500	304,999
Distributions to general partner	428,792	396,110	326,043
Limited partner distributions to ONEOK	361,292	310,230	279,292
Limited partner distributions to noncontrolling interest	541,919	524,135	446,910
Total distributions paid	$1,332,003	$1,230,475	$1,052,245

ONEOK Partners' Distributions Declared
The following table shows ONEOK Partners’ distributions declared for the periods indicated:

	Years Ended December 31,
	2016	2015	2014
	(Thousands, except per unit amounts)
Distribution per unit	$3.16	$3.16	$3.07

General partner distributions	$26,640	$25,356	$22,109
Incentive distributions	402,152	382,759	326,022
Distributions to general partner	428,792	408,115	348,131
Limited partner distributions to ONEOK	361,292	327,250	284,860
Limited partner distributions to noncontrolling interest	541,919	532,405	472,466
Total distributions declared	$1,332,003	$1,267,770	$1,105,457

Affiliated Entity [Member]
Related Party Transaction [Line Items]
ONEOK Partners Transactions
The following table shows ONEOK Partners’ transactions with us for the periods indicated:

	Years Ended December 31,
	2016	2015	2014
	(Thousands of dollars)
Revenues	$—	$—	$53,526

Expenses
Cost of sales and fuel	$—	$—	$10,835
Operating expenses	388,142	368,346	330,541
Total expenses	$388,142	$368,346	$341,376